LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

7.     LONG-TERM INVESTMENTS

As at December 31, 2018 and 2019, long-term investments consisted of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Equity method investments
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”)	607	802	115
Shanghai Moxu Bio-medical Science Co., Ltd.(“Moxu”)	99	94	14
Equity securities without readily determinable fair values
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	2,750	2,750	395
Less:
Impairment	—	(1,320)	(190)
Total	3,456	2,326	334

Equity method investments

On October 19, 2017, the Group and other third parties established Anpac Beijing, of which the Group owned 35% of the investment. In October 2019, the Group’s registered shareholding ratio of Anpac Beijing decreased from 35% to 18% according to the resolution of Anpac Beijing signed in October and the Group's paid-in shareholding ratio is 35% in both 2018 and 2019.

On June 8, 2018, the Group and other third parties established Moxu, of which the Group owned 20% of the investment.

Equity securities without readily determinable fair values

In January 2016, the Group and other third parties established Jiangsu Anpac, of which the Group owned 10% of the investment. In November 2017, the Group further acquired a 5% equity interest. The Group accounted for the investment under cost method since the Group does not have the ability to exert significant influence over Jiangsu Anpac prior to January 1, 2019. With the adoption of ASU 2016-01, the Group accounted for it as equity securities without readily determinable fair values.

The Group elected to use the measurement alternative to measure such investments at fair value based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including the investees' revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.